UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



         Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment:           |_|; Amendment Number:

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Tempus Quo Capital Management, LLC

Address:  900 Third Avenue, 36th Floor
          New York, New York 10022

13F File Number: 028-14232

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Raul Espejel
Title:  Managing Member
Phone:  305-755-4703


Signature, Place and Date of Signing:

/s/ Raul Espejel              Aventura, Florida                  April 23, 2013
--------------------       -----------------------            ------------------
 [Signature]                   [City, State]                      [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       2

Form 13F Information Table Entry Total:  12

Form 13F Information Table Value Total: $60,355
                                      (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      Form 13F File Number       Name
---     ---------------------      -----

1.       028-14235                  Tempus Quo Alternative Master Fund, Ltd.

2.       028-14233                  Tempus Quo Master Fund, Ltd.


                                           FORM 13F INFORMATION TABLE
                                       TEMPUS QUO CAPITAL MANAGEMENT, LLC
                                                 March 31, 2013


COLUMN 1                      COLUMN 2          COLUMN 3   COLUMN 4       COLUMN 5      COLUMN 6    COLUMN 7         COLUMN 8

                                                           VALUE     SHARES/  SH/ PUT/  INVESTMENT  OTHER         VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP      (x$1000)  PRN AMT  PRN CALL  DISCRETION  MANAGERS    SOLE    SHARED  NONE
--------------                ---------------   ------     --------- -------- --- ----  ----------- ---------   -----   ------- ----
APACHE CORP                   COM               037411105   3,614     46,833  SH        DEFINED     1            46,833
APACHE CORP                   COM               037411105   3,613     46,831  SH        DEFINED     2            46,831
ARCELORMITTAL SA LUXEMBOURG   NY REGISTRY SH    03938L104   4,427    339,722  SH        DEFINED     1           339,722
ARCELORMITTAL SA LUXEMBOURG   NY REGISTRY SH    03938L104   5,564    426,994  SH        DEFINED     2           426,994
GERDAU S A                    SPON ADR REP PFD  373737105   5,117    663,734  SH        DEFINED     1           663,734
GERDAU S A                    SPON ADR REP PFD  373737105   6,433    834,396  SH        DEFINED     2           834,396
NATIONAL OILWELL VARCO INC    COM               637071101   2,416     34,145  SH        DEFINED     1            34,145
NATIONAL OILWELL VARCO INC    COM               637071101   2,416     34,146  SH        DEFINED     2            34,146
RELIANCE STEEL & ALUMINUM CO  COM               759509102   1,248     17,538  SH        DEFINED     1            17,538
RELIANCE STEEL & ALUMINUM CO  COM               759509102   1,569     22,045  SH        DEFINED     2            22,045
TERNIUM SA                    SPON ADR          880890108  10,610    521,352  SH        DEFINED     1           521,352
TERNIUM SA                    SPON ADR          880890108  13,328    654,959  SH        DEFINED     2           654,959


SK 26299 0001 1374011